SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 17, 2020 CNY (¥)	Jan. 16, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses			¥ 371,000	$ 53,789	¥ 621,876	¥ 526,171
2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses		¥ 0			3,126	126,293
2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 91,051				4,790	113,937	¥ 0
2019 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			288	42	707	1,171
2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			114,799	16,643	55,656
2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			45,811	6,643	26,879	16,411
Restricted shares | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					58,887	112,251
Restricted shares | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			150,434	21,810	117,559	0
Restricted shares | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			59,668	8,651	354,272	156,108
Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expenses			117,876	17,090	201,926	284,431
Research and Development Expense | 2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					(225)	69,214
Research and Development Expense | 2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					55	65,656
Research and Development Expense | 2019 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			0	0	0	0
Research and Development Expense | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			36,104	5,234	20,430
Research and Development Expense | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			17,068	2,475	14,915	10,435
Research and Development Expense | Restricted shares | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					4,156	67,181
Research and Development Expense | Restricted shares | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			46,649	6,763	44,227	0
Research and Development Expense | Restricted shares | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			18,055	2,618	118,368	71,945
Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses			239,272	34,691	406,683	209,033
Administrative expenses | 2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					2,835	52,802
Administrative expenses | 2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					4,478	48,055
Administrative expenses | 2019 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			288	42	707	1,171
Administrative expenses | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			75,980	11,016	35,226
Administrative expenses | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			25,897	3,755	8,702	4,357
Administrative expenses | Restricted shares | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					54,011	25,985
Administrative expenses | Restricted shares | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			99,708	14,456	73,332	0
Administrative expenses | Restricted shares | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			37,399	5,422	227,392	76,663
Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expenses			13,852	2,008	13,267	32,707
Equity in loss of an affiliate | 2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					516	4,277
Equity in loss of an affiliate | 2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					257	226
Equity in loss of an affiliate | 2019 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			0	0	0	0
Equity in loss of an affiliate | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			2,715	393
Equity in loss of an affiliate | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			2,846	413	3,262	1,619
Equity in loss of an affiliate | Restricted shares | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses					720	19,085
Equity in loss of an affiliate | Restricted shares | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			4,077	591	0	0
Equity in loss of an affiliate | Restricted shares | 2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expenses			¥ 4,214	$ 611	¥ 8,512	¥ 7,500